Adoption of IFRS 15 and IFRS 9	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Adoption of IFRS 15 and IFRS 9
31.	ADOPTION OF IFRS 15 AND IFRS 9

The Company adopted the following new accounting standards effective February 1, 2018.

IFRS 15 Revenue from contracts with customers

In May 2014, the IASB issued IFRS 15 “Revenue from contracts with customers”. The objective of this standard is to establish a single comprehensive model for entities to be used in accounting for revenue arising from contracts with customers. The most significant impacts for the Company are (i) the recognition of all sales promotions at the time of sale rather than at the later of either revenue recognition or the announcement of the sales program under IAS 18 “Revenue”, and (ii) the deferral of a portion of the revenue recognized upon the sale of a product when, in addition to the regular warranty coverage, an extended warranty coverage is given with the purchase of the product.

The Company decided to apply the standard retrospectively to prior reporting periods presented in accordance with the transition rules of IFRS 15. As such, all comparative information in these consolidated financial statements has been prepared as if IFRS 15 had always been in effect since February 1, 2017.

IFRS 9 Financial instruments

In July 2014, the IASB published the final version of IFRS 9 “Financial instruments” that introduced new classification requirements, new measurement requirements and a new hedge accounting model. The final version of the standard replaces earlier versions of IFRS 9 and completes the IASB project to replace IAS 39 “Financial instruments: recognition and measurement”. In October 2017, the IASB issued a clarification on accounting treatment for debt modification or exchange that does not result in derecognition.

The Company applied the standard retrospectively to prior reporting periods presented in accordance with the transitional provisions. As a result, all comparative information in these consolidated financial statements has been prepared as if IFRS 9 had been in effect since February 1, 2017.

Classification and measurement of financial assets and liabilities

IFRS 9 uses a new approach to determine whether a financial asset is measured at amortized cost or fair value. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial assets. For classification and measurement of financial liabilities, most of the requirements in IAS 39 were carried forward in IFRS 9. The impact on financial assets and financial liabilities for the Company is not significant.

Impairment of financial assets

IFRS 9 introduced a new expected credit loss impairment model that requires more timely recognition of expected credit losses. The new standard requires entities to account for expected credit losses when financial instruments are first recognized and to recognize full lifetime expected losses on a more timely basis. The impact of this new model for the Company is not significant.

Change to financial liabilities

On retrospective adoption of IFRS 9, the Company changed its accounting related to the identification of a substantial modification that is accounted for as an extinguishment. As a result of this change, the Company has determined that the modification of financial liabilities that includes a prepayment option at par with no break costs is equivalent to an extinguishment. When a modification is accounted for as an extinguishment, the original financial instrument is derecognized, including any unamortized transaction costs and any costs or fees incurred related to the modification, and the new instrument arising from the modification is recognized at fair value.

Hedge accounting

IFRS 9 also introduced a new hedge accounting model. The new model aligns hedge accounting more closely with an entity’s risk management objectives and strategies. The impact of this new model for the Company is not significant.

Impact on prior reporting periods

The effect of adoption of IFRS 15 and IFRS 9 on the consolidated statements of net income for the year ended January 31, 2018 was as follows:

		Year ended January 31, 2018
	Reference	Previously reported	Adjust- ments	Restated
Revenues	A, B	$4,486.9	$(34.4)	$4,452.5
Cost of sales	B	3,419.4	(12.0)	3,407.4
Gross profit		1,067.5	(22.4)	1,045.1

Operating expenses
Selling and marketing		288.6	—	288.6
Research and development		198.6	—	198.6
General and administrative		166.3	—	166.3
Other operating expenses		13.9	—	13.9
Total operating expenses		667.4	—	667.4
Operating income		400.1	(22.4)	377.7

Financing costs	C	60.1	(3.5)	56.6
Financing income		(2.2)	—	(2.2)
Foreign exchange gain on long-term debt	C	(51.9)	(1.4)	(53.3)
Income before income taxes		394.1	(17.5)	376.6
Income tax expense		119.6	17.9	137.5

Net income		$274.5	$(35.4)	$239.1
Attributable to shareholders		$274.2	$(35.3)	$238.9
Attributable to non-controlling interest		$0.3	$(0.1)	$0.2

Basic earnings per share		$2.56	$(0.33)	$2.23

Diluted earnings per share		$2.54	$(0.33)	$2.21

The effect of adoption of IFRS 15 and IFRS 9 on the consolidated statements of financial position as at January 31, 2018 and February 1, 2017 was as follows:

		As at January 31, 2018			As at February 1, 2017
	Reference	Previously reported	Adjust- ments	Restated	Previously reported	Adjust- ments	Restated
Cash		$226.0	$—	$226.0	$298.6	$—	$298.6
Trade and other receivables		330.1	(1.3)	328.8	326.7	(1.4)	325.3
Income taxes and investment tax credits receivable		19.9	—	19.9	46.2	—	46.2
Other financial assets		11.5	—	11.5	3.5	—	3.5
Inventories		752.5	(9.7)	742.8	689.8	(7.7)	682.1
Other current assets		18.3	2.1	20.4	18.2	2.7	20.9
Total current assets		1,358.3	(8.9)	1,349.4	1,383.0	(6.4)	1,376.6

Investment tax credits receivable		4.5	—	4.5	4.2	—	4.2
Other financial assets		21.4	—	21.4	20.1	—	20.1
Property, plant and equipment		766.8	—	766.8	673.2	—	673.2
Intangible assets		314.6	—	314.6	317.1	—	317.1
Deferred income taxes		91.0	74.0	165.0	116.4	85.6	202.0
Other non-current assets		1.8	0.1	1.9	2.2	0.1	2.3
Total non-current assets		1,200.1	74.1	1,274.2	1,133.2	85.7	1,218.9
Total assets		$2,558.4	$65.2	$2,623.6	$2,516.2	$79.3	$2,595.5

Trade payables and accruals		$805.5	$—	$805.5	$718.5	$—	$718.5
Provisions	A, B	255.0	123.8	378.8	232.5	111.8	344.3
Other financial liabilities		133.5	—	133.5	94.7	—	94.7
Income tax payable		42.6	—	42.6	29.6	—	29.6
Deferred revenues	B	—	62.1	62.1	—	63.0	63.0
Current portion of long-term debt		19.8	—	19.8	22.7	—	22.7
Other current liabilities		7.3	(7.3)	—	6.0	(6.0)	—
Total current liabilities		1,263.7	178.6	1,442.3	1,104.0	168.8	1,272.8

Long-term debt	C	970.8	24.2	995.0	901.0	28.4	929.4
Provisions	A, B	96.8	(10.5)	86.3	85.5	2.6	88.1
Other financial liabilities		27.8	—	27.8	28.7	—	28.7
Deferred revenues	B	—	122.3	122.3	—	105.4	105.4
Employee future benefit liabilities		224.8	—	224.8	194.1	—	194.1
Deferred income taxes		6.0	(4.8)	1.2	16.8	(14.3)	2.5
Other non-current liabilities		25.9	(10.0)	15.9	20.6	(7.1)	13.5
Total non-current liabilities		1,352.1	121.2	1,473.3	1,246.7	115.0	1,361.7
Total liabilities		2,615.8	299.8	2,915.6	2,350.7	283.8	2,634.5
Equity (deficit)		(57.4)	(234.6)	(292.0)	165.5	(204.5)	(39.0)
Total liabilities and equity (deficit)		$2,558.4	$65.2	$2,623.6	$2,516.2	$79.3	$2,595.5

The adoption of IFRS 15 and IFRS 9 had no impact on cash flow totals from operating, investing and financing activities.

A.	SALES PROMOTIONS

According to IFRS 15, all sales promotions are recognized at the time of sale rather than at the later of either revenue recognition or the announcement of the sales program under IAS 18 “Revenue”.

B.	EXTENDED WARRANTY

According to IFRS 15, a portion of the revenue recognized upon the sale of a product should be deferred when, in addition to the regular warranty coverage, an extended warranty coverage is given with the purchase of the product. The deferred revenue is then recognized over the extended warranty coverage period and the warranty claims are recorded in cost of sales as incurred. Prior to the adoption of IFRS 15, when an extended warranty coverage was given with the purchase of the product, the expected costs during the coverage period was recognized in cost of sales at the later of either revenue recognition or the announcement of the sales program. The warranty claims were recorded against the provision.

C.	TRANSACTION COSTS ON LONG-TERM DEBT

Following the adoption of IFRS 9, the unamortized transactions costs on long-term debt were derecognized.